Consolidated Statements of Comprehensive Income - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
REVENUE	¥ 3,239,167	¥ 2,614,349	¥ 1,933,836
OPERATING EXPENSES
Purchases, services and other	(2,213,080)	(1,770,019)	(1,267,797)
Employee compensation costs	(163,073)	(154,835)	(147,604)
Exploration expenses, including exploratory dry holes	(27,074)	(24,248)	(19,333)
Depreciation, depletion and amortization	(238,036)	(231,269)	(213,875)
Selling, general and administrative expenses	(59,529)	(57,802)	(64,345)
Taxes other than income taxes	(278,055)	(228,003)	(195,850)
Other (expense)/ income, net	(43,660)	12,980	50,905
TOTAL OPERATING EXPENSES	(3,022,507)	(2,453,196)	(1,857,899)
PROFIT FROM OPERATIONS	216,660	161,153	75,937
FINANCE COSTS
Exchange gain	23,772	13,377	14,387
Exchange loss	(25,590)	(12,839)	(14,279)
Interest income	4,738	2,984	3,023
Interest expense	(21,554)	(19,739)	(26,528)
TOTAL NET FINANCE COSTS	(18,634)	(16,217)	(23,397)
SHARE OF PROFIT OF ASSOCIATES AND JOINT VENTURES	15,251	13,267	3,533
PROFIT BEFORE INCOME TAX EXPENSE	213,277	158,203	56,073
INCOME TAX EXPENSE	(49,295)	(43,507)	(22,588)
PROFIT FOR THE YEAR	163,982	114,696	33,485
OTHER COMPREHENSIVE INCOME, Item that will not be reclassified to profit or loss
Fair value changes in equity investment measured at fair value through other comprehensive income	(116)	232	113
Currency translation differences	6,201	(2,045)	(6,893)
Items that are or may be reclassified subsequently to profit or loss
Gains on cash flow hedges	11,273	0	0
Share of the other comprehensive income of associates and joint ventures accounted for using the equity method	654	(4)	(441)
Currency translation differences	3,758	(2,684)	(3,909)
OTHER COMPREHENSIVE INCOME, NET OF TAX	21,770	(4,501)	(11,130)
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	185,752	110,195	22,355
PROFIT FOR THE YEAR ATTRIBUTABLE TO:
Owners of the Company	149,380	92,170	19,006
Non-controlling interests	14,602	22,526	14,479
PROFIT FOR THE YEAR	163,982	114,696	33,485
TOTAL COMPREHENSIVE INCOME FOR THE YEAR ATTRIBUTABLE TO:
Owners of the Company	165,050	89,561	14,634
Non-controlling interests	20,702	20,634	7,721
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	¥ 185,752	¥ 110,195	¥ 22,355
BASIC AND DILUTED EARNINGS PER SHARE ATTRIBUTABLE TO OWNERS OF THE COMPANY(RMB)	¥ 0.82	¥ 0.5	¥ 0.1